Derivative Financial Instruments (Summary of Gains and Losses on Derivatives not Designated or Qualifying as Hedges) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ (29,006)	¥ (22,609)
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		(75,324)	26,648
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		26,706	(4,511)
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[1]	20,432	(41,869)
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[2]	(35)	(3,371)
Other contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ (785)	¥ 494

[1]	The net gain (loss) excluded from the assessment of the effectiveness of fair value hedges is not included in the above table.
[2]	Amounts include the net gain (loss) of ¥(273) million and ¥(215) million on the credit derivatives economically managing the credit risk of loans during the six months ended September 30, 2017 and 2018, respectively.